RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On April 19, 2021, the Sponsor paid $25,000 to cover certain offering costs in consideration for 7,187,500 Class B ordinary shares, par value $0.0001. In September 2021, the Company effected a 1.12 share dividend for each Class B ordinary share outstanding, resulting in 8,050,000 Founder Shares being held by the Sponsor, up to 1,050,000 shares of which were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. The underwriter fully exercised their over-allotment option on October 29, 2021 which meant no Founder Shares were forfeited. All shares and related amounts have been retroactively restated to reflect the split.

The Sponsor officers and directors have agreed not to transfer, assign or sell any of their Founder Shares and any Class A ordinary shares issuable upon conversion thereof until the earlier of: (A) one year after the completion of the initial Business Combination or (B) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction after the initial Business Combination that results in all of the public shareholders having the right to exchange their ordinary shares for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of our sponsor, officers and directors with respect to any Founder Shares (the “Lock-up”).

Due to Related Parties

The balances of $121,935 and $131,935 as of March 31, 2023 and December 31, 2022, respectively, represent administrative support fees paid by related party on behalf of the Company.

Promissory Note — Related Party

On April 17, 2021, the Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the IPO. These loans are non-interest bearing, unsecured and are due at the earlier of December 31, 2021, or the closing of the IPO. The loan will be repaid upon the closing of the IPO out of the offering proceeds not held in the Trust Account. As of October 29, 2021, the Company had $122,292 in borrowings under the promissory note which are now due on demand. The balance was repaid on November 5, 2021.

On September 7, 2022, the Company issued an unsecured promissory note (the “September 2022 Note”), in the amount of up to $500,000 to Ananda Trust, an affiliate of the Sponsor. The September 2022 Note bears no interest and the principal balance is payable on the date of the consummation of the Company’s initial Business Combination (the “Maturity Date”). On or before the Maturity Date, the Sponsor has the option to convert all or any portion of the principal outstanding under the September 2022 Note into Class A ordinary shares of the Company (“Working Capital Shares”) at a conversion price of $10.00 per share. The terms of the Working Capital Shares, if any, would be identical to the terms of the Private Placement Shares issued by the Company at the time of its IPO. The September 2022 Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the September 2022 Note and all other sums payable with regard to the September 2022 Note becoming immediately due and payable. The conversion feature included in the September 2022 Note does not meet definition of the derivative instrument. The full amount of the September 2022 Note, or $500,000 was drawn and outstanding as of March 31, 2023 and December 31, 2022, respectively.

On January 3, 2023, the Company issued an unsecured promissory note (the “January 2023 Note”), in the amount of up to $500,000 to Ananda Trust, an affiliate of the Sponsor. The proceeds of the January 2023 Note may be drawn down from time to time prior to the Maturity Date (as defined below) upon request by the Company. The January 2023 Note bears no interest, and the principal balance is payable on the date of the consummation of the Company’s initial business combination (the “Maturity Date”). The January 2023 Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the January 2023 Note and all other sums payable with regard to the January 2023 Note becoming immediately due and payable. Full amount of January 2023 Note was drawn and outstanding as of March 31, 2023.

In connection with the Trust Agreement Amendment, the Sponsor has agreed to make available to the Company an aggregate amount of up to $990,000 to be used only for expenses accrued in connection with the extension of the date by which the Company must consummate an initial business combination, pursuant to a promissory note in favor of the Sponsor (the “Extension Note”). The

Extension Note is non-convertible and bears no interest, and the principal balance is payable by the Company on the Maturity Date, as defined in the Extension Note. As of March 31, 2023, there was $495,000 outstanding under the Extension Note.

Working Capital Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes its initial Business Combination, the Company would repay the Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of the Working Capital Loans may be convertible into warrants at a price of $1.50 per warrant, at the option of the lender. Such warrants would be identical to the Private Placement Shares. The terms of the Working Capital Loans by the Company’s officers and directors, if any, have not been determined and no written agreements exist with respect to the Working Capital Loans. The Company does not expect to seek loans from parties other than the Sponsor or an affiliate of the Sponsor as the Company does not believe third parties will be willing to loan such funds and provide a waiver against any and all rights to seek access to funds in the Company’s Trust Account. As of March 31, 2023 and December 31, 2022, the Company had no borrowings under the Working Capital Loans.

Office Space, Secretarial and Administrative Services

The Company will reimburse the Sponsor for office space, secretarial and administrative services provided to members of the Company’s management team, in the amount of $10,000 per month. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying this obligation. For the three months ended March 31, 2023 and 2022, the Company had incurred expense of $30,000 and $30,000, respectively, pursuant to this agreement, which is included in “Due to related party”. Balance due to related party was $121,935 and $131,935 as of March 31, 2023, and December 31, 2022, respectively.

Grant of Special Committee Shares to members of special committee of the board

On August 18, 2022, the Sponsor granted in aggregate 15,000 Class B ordinary shares previously issued and outstanding to three of the Company’s directors and advisors (the “Special Committee Shares”) in recognition of and compensation for services to the Company as members of newly formed Special Committee of the Board of Directors. Effective March 31, 2023, one of the members of the Special Committee resigned from her position as a director of the Company, including her membership on the Audit Committee and the Special Committee. She agreed to forfeit 5,000 Class B ordinary shares previously allocated to her for her services on the Special Committee. The grant of the Special Committee Shares to the Company’s directors is within the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The fair value of the 15,000 shares granted to the Company’s directors was $74,550 or $4.97 per share. $74,503 of the excess of fair value of Special Committee Shares over the initial value of the Class B ordinary shares is recorded as compensation expense in the statement of the operations for the current period.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On April 19, 2021, the Sponsor paid $25,000 to cover certain offering costs in consideration for 7,187,500 Class B ordinary shares, par value $0.0001. In September 2021, the Company effected a 1.12 share dividend for each Class B ordinary share outstanding, resulting in 8,050,000 Founder Shares being held by the Sponsor, up to 1,050,000 shares of which were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. The underwriter fully exercised their over-allotment option on October 29, 2021 which meant no Founder Shares were forfeited. All shares and related amounts have been retroactively restated to reflect the split.

The Sponsor officers and directors have agreed not to transfer, assign or sell any of their Founder Shares and any Class A ordinary shares issuable upon conversion thereof until the earlier of: (A) one year after the completion of the initial Business Combination or (B) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction after the initial Business Combination that results in all of the public shareholders having the right to exchange their ordinary shares for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of our sponsor, officers and directors with respect to any Founder Shares (the “Lock-up”).

Due to Related Parties

The balances of $131,935 and $21,935 as of December 31, 2022 and 2021, respectively, represent administrative support fees paid by related party on behalf of the Company.

Promissory Note — Related Party

On April 17, 2021, the Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the IPO. These loans are non-interest bearing, unsecured and are due at the earlier of December 31, 2021, or the closing of the IPO. The loan will be repaid upon the closing of the IPO out of the offering proceeds not held in the Trust Account. As of October 29, 2021, the Company had $122,292 in borrowings under the promissory note which are now due on demand. The balance was repaid on November 5, 2021.

On September 7, 2022, the Company issued an unsecured promissory note (the “September 2022 Note”), in the amount of up to $500,000 to Ananda Trust, an affiliate of the Sponsor. The September 2022 Note bears no interest, and the principal balance is payable on the date of the consummation of the Company’s initial Business Combination (the “Maturity Date”). On or before the Maturity Date, the Sponsor has the option to convert all or any portion of the principal outstanding under the September 2022 Note into Class A ordinary shares of the Company (“Working Capital Shares”) at a conversion price of $10.00 per share. The terms of the Working Capital Shares, if any, would be identical to the terms of the Private Placement Shares issued by the Company at the time of its IPO. The September 2022 Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the September 2022 Note and all other sums payable with regard to the Note becoming immediately due and payable. The conversion feature included in the note does not meet the definition of a derivative instrument. The full amount of the September 2022 Note, or $500,000 was drawn and outstanding as of December 31, 2022.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC 815. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Working Capital Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes its initial Business Combination, the Company would repay the Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of the Working Capital Loans may be convertible into warrants at a price of $1.50 per warrant, at the option of the lender. Such warrants would be identical to the Private Placement Shares. The terms of the Working Capital Loans by the Company’s officers and directors, if any, have not been determined and no written agreements exist with respect to the Working Capital Loans. The Company does not expect to seek loans from parties other than the Sponsor or an affiliate of the Sponsor as the Company does not believe third parties will be willing to loan such funds and provide a waiver against any and all rights to seek access to funds in the Company’s Trust Account. As of December 31, 2022 and 2021, the Company had no borrowings under the Working Capital Loans.

Office Space, Secretarial and Administrative Services

The Company will reimburse the Sponsor for office space, secretarial and administrative services provided to members of the Company’s management team, in the amount of $10,000 per month. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying this obligation. For the year ended December 31, 2022 and for the period March 22, 2021 (inception) to December 31, 2021, the Company had incurred expense of $120,000 and $21,935, respectively, pursuant to this agreement, which was accrued in “Due to related party”.

Grant of Special Committee Shares to members of special committee of the board

On August 18, 2022, the Sponsor granted in aggregate 15,000 Class B ordinary shares previously issued and outstanding to three of the Company’s directors and advisors (the “Special Committee Shares”) in recognition of and compensation for services to the Company as members of newly formed Special Committee of the Board of Directors. The grant of the Special Committee Shares to the Company’s directors is within the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The fair value of the 15,000 shares granted to the Company’s directors was $74,550 or $4.97 per share. $74,503 of the excess of fair value of Special Committee Shares over the initial value of Sponsor Class B shares is recorded as compensation expense in the statement of the operations for the current period.